Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

Merger Transaction

On April 26, 2021, Sipup Corporation, a Nevada corporation, entered into a Share Exchange Agreement by and among VeganNation and the shareholders of VeganNation. pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity of VeganNation comprised of 100 Ordinary Shares as well as obligation to issue 440 Ordinary Shares, par value NIS 1.00 per share (hereinafter, the “Acquisition”) in exchange for 23,562,240  shares of common stock of Sipup Corporation. The Share Exchange Agreement is referred to herein collectively as the “Share Exchange Agreement” or the “Agreement”.

The Acquisition closed on September 30, 2021 whereupon VeganNation became a wholly owned Subsidiary of Sipup Corporation.